Summary of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) shares in Thousands	12 Months Ended
Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	812
Granted	528
Vested	(280)
Forfeited	(123)
Outstanding as of December 31,	937